Common Stock	9 Months Ended
Mar. 31, 2016
Equity [Abstract]
Common Stock

NOTE 11. COMMON STOCK

On October 2, 2015 (the “Effective Date”) the Company entered into and closed on a merger and exchange agreement (the “Share Exchange Agreement”) with Klear Kapture in an effort to expand its current line of business. Klear Kapture has developed a body camera and an auditable software solution suitable for use by law enforcement that it intends to produce, market and sell. Following the closing of the Share Exchange Agreement, we intend to continue Klear Kapture’s historical business and proposed business and have entered into a services agreement with our former executive officers and directors to operate our film marketing, distribution and production video and APP development businesses pursuant to the terms of a Services Agreement dated October 2, 2015 (the “Services Agreement”). However, we no longer intend to operate the pre-transaction business of the Company.

Pursuant to a consulting agreement with a non-related third party, we issued 3,190,000 shares on October 2, 2015 for a price of approximately

$0.00318 per share (an aggregate of $10,150), which was recorded as consulting services.

On December 15, 2015, the Company filed Articles of Amendment to authorize 320,000,000 shares of common stock, par value $0.001 per share, to authorize 20,000,000 share of preferred stock, par value $0.001 per share, and to execute a 11:1 forward stock split. All common stock and per share date for the period presented in this Quarterly Report on Form 10-Q has been adjusted to give effect to the forward stock split.

Pursuant to the terms of the Share Exchange Agreement, as of the Effective Date, we agreed to issue 38,037,120 shares of our unregistered common stock to the shareholders of Klear Kapture in exchange for 10,000 shares of its common stock, representing 100% of its issued and outstanding common stock in the Share Exchange. As part of the Share Exchange, we purchased 107,261,000 shares of our common stock from our former executive officers and directors for a price of approximately $ 0.00318 per share (an aggregate of $345,000). Upon the Effective Date, Klear Kapture became a wholly owned subsidiary of our company and our pro-forma shares of common stock outstanding giving effect to the repurchase of shares from our former executive officers and directors is 53,343,620. Robert Gruder who was appointed as our Chief Executive Officer and a Director in connection with the Share Exchange received 30,296,563 shares of our common stock in exchange for 7,965 shares of Klear Kapture’s common stock he previously owned. Mr. Gruder’s ownership of our common stock represents approximately 56.8% of our issued and outstanding shares of common stock.

Other than as part of the Share Exchange, there were no stock issuances for the nine month period ended March 31, 2016.

On April 20, 2016, the Company adopted the Life Clips, Inc. 2016 Stock and Incentive Plan under which the Company may issue nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock grants and units, performance units and awards of cash. A maximum of 20,000,000 shares of common stock may be issued under the plan, representing in excess of 35% of the number of the Company's currently outstanding shares. Awards under the plan will be made at the discretion of the Board of Directors, although no awards have been made to date. Accordingly, the Company cannot currently determine the amount of awards that will be made under the plan.